Impairment of Intangible Assets (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment loss on other intangible assets	€ 210	€ (371)	[1]

[1]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.